Equity, Stock Options, and Warrants (Details 5)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Ending balance, Exercise price per share	$ 17.81
Warrants [Member]
Beginning balance outstanding, Shares | shares	195,686
Exchanged for Common Stock | shares	(81,942)
Issued for Senior Notes and Notes Amendments | shares	269,785
Issued for services | shares	5,514
Issued for letter of credit guarantee | shares	74,000
Issued pursuant to PIPE investment | shares	312,500
Ending balance outstanding, Shares | shares	775,543
Beginning balance, Exercise price per share	$ 26.94
Exchanged for Common Stock	5.50
Issued for Senior Notes and Notes Amendments	12.50
Issued for services	12.50
Issued for letter of credit guarantee	12.50
Issued pursuant to PIPE investment	12.50
Ending balance, Exercise price per share	$ 12.04